NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
NON-CONTROLLING INTERESTS
Repurchase of equity value	$ 70,135		$ 79,582
Net loss attributable to redeemable non-controlling interests	$ 122,565		$ 132,475	$ 0
CSI Solar Co., Ltd.
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs				$ 927,897
Number of shares repurchased | shares	45,077,200	45,077,200
Repurchase of equity value	$ 70,135	¥ 500,608,600
Ownership percentage by non-controlling owners	36.21%	36.21%		36.86%
CSI Solar Co., Ltd. | Non-Controlling Interest
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs				$ 644,873
CSI Solar Co., Ltd. | Additional Paid-in Capital
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs				244,629
CSI Solar Co., Ltd. | Accumulated Other Comprehensive Income
NON-CONTROLLING INTERESTS
Issuance of ordinary shares, net of issuance costs				$ 38,395